Business acquisitions and dispositions - Summary of Fair Value of Consideration Paid and Fair Value Assigned to Each Major Class of Assets and Liabilities (Details) $ in Millions	Dec. 31, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Jan. 05, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Mar. 17, 2017 CAD ($) shares	Jan. 03, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,658			$ 10,428			$ 8,958
Axia
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 155
Total cost to be allocated		155
Trade and other receivables		6
Other non-cash working capital		(9)
Property, plant and equipment		64
Finite-life intangible assets		19
Other non-current liabilities		(8)
Total costs to be allocated, excluding cash and cash equivalents and goodwill		72
Cash and cash equivalents		3
Fair value of net assets acquired		75
Goodwill		$ 80
AlarmForce
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 181
Number of instruments or interests issued or issuable (in shares) | shares			22,531
Issuance of BCE common shares			$ 1
Total cost to be allocated			182
Other non-cash working capital			(5)
Assets held for sale			68
Property, plant and equipment			8
Finite-life intangible assets - customer relationships			34
Indefinite-life intangible assets			1
Other non-current assets			1
Deferred tax liabilities			(7)
Total costs to be allocated, excluding cash and cash equivalents and goodwill			100
Cash and cash equivalents			4
Fair value of net assets acquired			104
Goodwill			$ 78
MTS
Disclosure of detailed information about business combination [line items]
Cash consideration					$ 1,339
Number of instruments or interests issued or issuable (in shares) | shares					27,600,000
Issuance of BCE common shares					$ 1,594
Total cost to be allocated					2,933
Trade and other receivables					91
Other non-cash working capital					(121)
Assets held for sale					302
Property, plant and equipment					978
Finite-life intangible assets - customer relationships					929
Indefinite-life intangible assets					280
Other non-current assets					137
Deferred tax assets					32
Debt due within one year					(251)
Long-term debt					(721)
Other non-current liabilities					(50)
Total costs to be allocated, excluding cash and cash equivalents and goodwill					1,606
Cash and cash equivalents					(16)
Fair value of net assets acquired					1,590
Goodwill					1,343
Cieslok Media
Disclosure of detailed information about business combination [line items]
Cash consideration						$ 161
Total cost to be allocated						161
Trade and other receivables						11
Other non-cash working capital						(4)
Property, plant and equipment						13
Finite-life intangible assets						6
Indefinite-life intangible assets						76
Deferred tax liabilities						(20)
Other non-current liabilities						(1)
Total costs to be allocated, excluding cash and cash equivalents and goodwill						81
Cash and cash equivalents						1
Fair value of net assets acquired						82
Goodwill						$ 79
Bell Wireless | MTS
Disclosure of detailed information about business combination [line items]
Indefinite-life intangible assets					228
Goodwill					677
Wireline | MTS
Disclosure of detailed information about business combination [line items]
Indefinite-life intangible assets					52
Goodwill					$ 666